Equity (Details) (USD $) In Billions, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended
	Dec. 04, 2012 property	Sep. 25, 2012	Jul. 20, 2012	Mar. 31, 2012	Dec. 31, 2012 Item person partner	Dec. 31, 2011	Dec. 31, 2010	Mar. 14, 2012
Equity
Number of partnership units exchanged for common stock		6,526,245			921,676
Shares of common stock issued in a public offering				9,137,500	9,137,500
Offering price per share (in dollars per share)								$ 137.00
Proceeds from offering, net of issue costs				$ 1.2
Operating Partnership redeemed units (in shares)			2,000,000
Operating Partnership, redemption price per unit			$ 124
Operating Partnership issued units in connection with the acquisition	205,335
Ownership interests acquired (as a percent)	50.00%
Number of properties in which additional interest is acquired	2
Equity
Minimum number of additional classes or series of common stock that the Board is authorized to reclassify from excess common stock					1
Right to elect number of board of directors					4
Shares of common stock issued to limited partners in exchange for units					6,795,296	584,432	247,640
Number of limited partners exchanging units					31
Common stock issued related to employee stock options exercised (in shares)					712	324,720	178,683
Melvin Simon Family Enterprises Trust
Equity
Shares of common stock issued to limited partners in exchange for units		5,873,620
Common Stock
Equity
Number of votes entitled to holders of common stock for each share held					1
Class B common stock | Common Stock
Equity
Class B shares outstanding					8,000
Number of voting trusts					2